Condensed financial information of the parent company (Tables)	6 Months Ended
Mar. 31, 2022
Condensed financial information of the parent company
Summary of Parent Company Balance Sheets

	As of	As of
	March 31,	September 30,
	2022	2021
Assets
Current assets
Cash	$8,132	$522,915
Due from related parties	337,667	—
Other receivables	104,112	125,081
	449,911	647,996
Non-current assets
Investment in subsidiaries	170,198,627	160,199,022
Total assets	$170,648,538	$160,847,018

Liabilities and Shareholders’ Equity

Current liabilities
Due to related parties	—	54,600
Total liabilities	—	$54,600

Commitments and contingencies

Shareholders’ equity
Ordinary share, $0.025 par value, 24,000,000 shares authorized, 23,906,985 and 22,311,215 shares issued and outstanding at March 31, 2022 and September 30, 2021, respectively	597,675	557,781
Additional paid-in capital	152,162,660	147,088,227
Retained earnings	17,888,203	13,146,410
Total shareholders’ equity	170,648,538	160,792,418

Total liabilities and shareholders’ equity	$170,648,538	$160,847,018

Summary of Parent Company Statements of Operations

	For the six	For the six
	months ended	months ended
	March 31, 2022	March 31, 2021
	(unaudited)	(unaudited)
Operating expenses:
General and administrative expenses	$(2,529,882)	$(1,267,506)

Other expenses
Other expenses	(1,861)	(408)

Loss from operations	(2,531,743)	(1,267,914)
Equity in income of subsidiaries and VIE	1,944,804	2,630,530
Net (loss) income attributable to Farmmi, Inc.	$(586,939)	$1,362,616

Summary of Parent Company Statements of Cash Flows

	For the six	For the six
	months ended	months ended
	March 31, 2022	March 31, 2021
	(unaudited)	(unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(2,531,742)	$(1,267,914)
Share-based compensation	2,000,000	805,410
Adjustments to reconcile net cash flows from operating activities
Equity in earnings of subsidiaries	1,944,804	2,630,530
Other current assets	(316,697)	(1,446)
Other current liabilities	—	(36,929)
Net cash provided by operating activities	1,096,365	2,129,651

Cash flow from financing activities
Investment in subsidiaries	(7,556,548)	(8,546,149)
Net proceeds from issuance of ordinary shares	6,000,000	6,709,040
Advances from related parties	—	294,325
Repayment of advances from related parties	(54,600)	—
Net cash used in financing activities	(1,611,148)	(1,542,784)
Change in cash	(514,783)	586,867
Cash, beginning of year	522,915	2,122
Cash, end of year	$8,132	$588,989